Financial Instruments - Schedule of Financial Assets and Financial Liabilities at the Reporting Date (Details) € in Thousands, Rp in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 IDR (Rp)
US$
Schedule of Financial Assets and Financial Liabilities at the Reporting Date [Line Items]
Assets | $	$ 14,907		$ 13,324		$ 13,006
Liabilities | $	(41,658)		(35,186)		(23,142)
Net position | $	$ (26,751)		$ (21,862)		$ (10,136)
Closing exchange rate of the year	20.2683	20.2683	16.8935	16.8935	19.3615	19.3615	19.3615
€$
Schedule of Financial Assets and Financial Liabilities at the Reporting Date [Line Items]
Assets | €		€ 52		€ 2		€ 105
Liabilities | €		(129)		(43)		(78)
Net position | €		€ (77)		€ (41)		€ 27
Closing exchange rate of the year	21.5241	21.5241	18.6896	18.6896	20.7693	20.7693	20.7693
€$
Schedule of Financial Assets and Financial Liabilities at the Reporting Date [Line Items]
Assets | Rp							Rp 60,340
Liabilities | Rp
Net position | Rp							Rp 60,340
Closing exchange rate of the year					0.0013	0.0013	0.0013